Income Taxes	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

The Company is incorporated in Ireland, but has operations and is subject to taxation in both the United States and Ireland. Its operating results were historically included in Elan’s consolidated U.S. federal and state income tax returns and in the tax returns of certain foreign subsidiaries of Elan. Income taxes reflected in these Consolidated Financial Statements have been calculated as if the Company operated as a separate taxable group in Ireland for all periods presented and consistent with the asset and liability method prescribed by ASC 740. No current tax liabilities have been recognized on the balance sheet as it is assumed that they have been settled as they arose.

Loss before provision for income taxes by region for each of the fiscal periods presented is summarized as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Ireland	$(35,898)	$(27,620)	$(12,366)
United States	(5,507)	(1,624)	204

	$(41,405)	$(29,244)	$(12,162)

Components of the provision for income taxes for each of the fiscal periods presented consisted of the following (in thousands):

	Years Ended December 31,
	2012	2011	2010
Irish corporation tax—current	$—	$—	$—
Irish corporation tax—deferred	—	—	—
U.S. taxes—current	26	426	320
U.S. taxes—deferred	(20)	—	—

	$6	$426	$320

The provision for income taxes differs from the statutory tax rate applicable to Ireland primarily due to Irish net operating losses and U.S. share-based compensation. Following is a reconciliation between income taxes computed at the standard Irish statutory tax rate which is the statutory rate relevant to the Company and the provision for income taxes for the years ended December 31, 2012, 2011 and 2010, respectively (in thousands):

	Years Ended December 31,
	2012	2011	2010
Taxes at the Irish standard tax rate of 12.5%	$(5,176)	$(3,656)	$(1,520)
U.S. income at rates other than the Irish standard rate	4	613	383
Losses for which no deferred tax asset is recognized	5,176	3,656	1,520
Share-based payments	—	205	166
R&D tax credit	—	(392)	(229)
Other	2	—	—

	$6	$426	$320

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred tax assets as of December 31, 2012 and 2011 are as follows (in thousands):

	December 31,
	2012	2011
Total deferred tax liabilities	$(6)	$—
Deferred tax assets:
Net operating losses	8,917	5,983
R&D tax credit	—	679
Accruals	79	—
Share-based compensation expense	—	1,004

Total deferred tax assets	8,990	7,666
Valuation allowance	(8,917)	(7,666)

	$73	$—

At December 31, 2012 a valuation allowance of $8.9 million has been recognized in relation to deferred tax assets arising on Irish net operating losses, as the recoverability of the deferred tax assets is uncertain. The valuation allowance recorded against the deferred tax assets as of December 31, 2011 was $7.7 million. The net increase in the valuation allowance during the year ended December 31, 2012 was primarily due to Irish net operating losses.

At December 31, 2012, certain of Prothena’s Irish subsidiaries had net operating loss carryovers of $71.3 million. These can be carried forward indefinitely but are limited to the same trade/trades.

The major taxing jurisdictions for Prothena are Ireland and the United States. The tax years 2008 to 2012 remain subject to examination by the respective taxing authorities of each jurisdiction. The Company has no material uncertain tax provisions

Cumulative unremitted earnings of the Company’s U.S. subsidiary total approximately $10,000 at December 31, 2012. No taxes have been provided for the unremitted earnings as any tax basis differences relating to investments in these overseas subsidiaries are considered to be permanent in duration. Unremitted earnings may be liable to overseas taxes (potentially at a rate of 12.5%) if they were to be distributed as dividends.